Shareholders' Equity Warrants Issued for Services (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Warrants Issued [Line Items]
Number of Common Stock Purchase Warrants Issued	670,000	627,000
Warrants Issued During Period, Value	$ 495,100	$ 772,200